Fair Value Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Investment		Dec. 31, 2013 Investment
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 19,018.0	[1],[2]	$ 18,054.7	[1],[2]
Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	81.3		68.7
Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	11.6		29.2
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	0
External Pricing | Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities | Prepayment rate zero percent
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities			1
Fair Value			0.2
Valuation Technique			External vendor
Unobservable Input, prepayment rate			0.00%
External Pricing | Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities | Prepayment rate zero percent
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities	1		2
Fair Value	11.6		29.0
Valuation Technique	External vendor		External vendor
Unobservable Input, prepayment rate	0.00%		0.00%
Internal Pricing | Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities	1		1
Fair Value	69.3		39.0
Internal Pricing | Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	69.3		39.0
Valuation Technique	Multiple of tangible net book value		Multiple of tangible net book value
Unobservable Input, price to book ratio multiple	2.6		1.9
Subtotal Level 3 Securities | Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	80.9		68.2
Third Party Pricing Exemption Securities | Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 0.4	[3]	$ 0.5	[3]

[1]	The total fair value of the portfolio included $1.9 billion and $1.8 billion at December 31, 2014 and 2013, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	Our portfolio reflects the effect of unsettled security transactions and collateral on open derivative positions; at December 31, 2014, $31.3 million was included in "other liabilities," compared to $61.3 million at December 31, 2013.
[3]	The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.